Other Liabilities - Restructuring Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 77	$ 155	$ 54
Restructuring charges	184	71	231
Reserves utilized cash	(82)	(138)	(88)
Reserves utilized non-cash	(63)	(11)	(22)
Currency translation adjustments	(21)		(20)
Ending balance	95	77	155
Employee Severance [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	69	131	30
Restructuring charges	118	67	204
Reserves utilized cash	(74)	(122)	(78)
Reserves utilized non-cash	(13)	(8)	(22)
Currency translation adjustments	(14)	1	(3)
Ending balance	86	69	131
Facility Related Costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	1		2
Restructuring charges	32	1	(1)
Reserves utilized cash			(1)
Reserves utilized non-cash	(26)
Currency translation adjustments	(1)
Ending balance	6	1
Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	7	24	22
Restructuring charges	34	3	28
Reserves utilized cash	(8)	(16)	(9)
Reserves utilized non-cash	(24)	(3)
Currency translation adjustments	(6)	(1)	(17)
Ending balance	$ 3	$ 7	$ 24